Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Commitments and contingencies
23.	Commitments and contingencies

(a)	Capital commitments
At December 31, 2021, the Company had
capital expenditure commitments at the balance sheet date of $
26.0
 million. These commitments represent minimum
non-cancellable
obligations and exit costs for cancellable obligations.
At December 31, 2021, the Company had
power purchase commitments of $62.8 million. These commitments represent minimum
non-cancellable
obligations (refer to Note 26 – Subsequent events).

(b)	Mongolian Tax Assessments
On January 16, 2018, the Company announced that Oyu Tolgoi received a tax assessment for approximately $155 million (which was converted from Mongolian Tugrik to U.S. dollars at the exchange rate on that date) from the “MTA” as a result of a general tax audit for the period covering 2013 through 2015 (“2013 to 2015 Tax Assessment”). In January 2018 Oyu Tolgoi paid an amount of $4.8 million to settle unpaid taxes, fines
,
and penalties for accepted items.
The Company was of the opinion that Oyu Tolgoi had paid all taxes and charges required under the 2009 Oyu Tolgoi Investment Agreement (“Investment Agreement”), the Amended and Restated Shareholder Agreement (“ARSHA”), the Underground Mine Development and Financing Plan and Mongolian Law (“UDP”). Following engagement with the MTA, Oyu Tolgoi was advised that the MTA could not resolve Oyu Tolgoi’s objections to the 2013 to 2015 Tax Assessment.
On February 20, 2020, the Company announced that Oyu Tolgoi had proceeded with the initiation of a formal international arbitration proceeding in accordance with the dispute resolution provisions within Chapter 14 of the Investment Agreement, entered into with the Government of Mongolia in 2009 and Chapter 8 of the UDP, entered into with the Government of Mongolia in 2015. The dispute resolution provisions call for arbitration under the United Nations Commission on International Trade Law (“UNCITRAL”) seated in London before a panel of three arbitrators. By agreeing to resolve certain matters within the 2013 to 2015 Tax Assessment dispute under UNCITRAL Arbitration Rules, both parties agreed that the arbitral award shall be final and binding on both parties and the parties shall carry out the award without delay.
On December 23, 2020, the Company announced that Oyu Tolgoi had received a tax assessment for approximately $228 million (which was converted from Mongolian Tugrik to U.S. dollars at the exchange rate on that date) from the MTA relating to an audit on taxes imposed and paid by Oyu Tolgoi between 2016 and 2018 (“2016 to 2018 Tax Assessment”). The MTA also proposed a $1.4 billion adjustment to the balance of Oyu Tolgoi’s carried forward tax losses. The adjustments are to disallow or defer certain tax deductions claimed in the 2016 to 2018 years.
On January 11, 2021, the Company announced that Oyu Tolgoi had evaluated the 2016 to 2018 Tax Assessment claim and confirmed that Oyu Tolgoi had given notice of its intention to apply to the Tribunal in the Arbitration for leave to amend its Statement of Claim to include certain matters raised in the 2016 to 2018 Tax Assessment. Most of the matters raised in respect of the 2016 to 2018 Tax Assessment are of a similar nature to the matters that were raised in the 2013 to 2015 Tax Assessment. Oyu Tolgoi’s application to include these matters in the Arbitration for the 2013 to 2015 Tax Assessment was accepted. In addition to those matters included within the Statement of Claim, there were certain limited tax matters included in the 2013 to 2015 and 2016 to 2018 Tax Assessments which were being addressed in local Mongolian tax courts. The Company has expensed certain amounts related to these matters and has also adjusted its loss carry forwards.
In February 2021, Oyu Tolgoi received notices of payment totalling $228 million (which were converted from Mongolian Tugrik to U.S. dollars at the exchange rate on the relevant dates) relating to amounts disputed under the 2016 to 2018 Tax Assessment. In March 2021, Oyu Tolgoi received notices of payment totalling $126 million (which were converted from Mongolian Tugrik to U.S. dollars at the exchange rate on the relevant dates) relating to amounts disputed under the 2013 to 2015 Tax Assessment. Under the Mongolian General Tax Law, the amounts were due and paid by Oyu Tolgoi LLC within 10 business days from the dates of the notices of payment. Under the same legislation, Oyu Tolgoi LLC would be entitled to recover the amounts, including via offset against future tax liabilities, in the event of a favourable decision from the relevant dispute resolution authorities. These payments were recorded within non-current
Prepaid expenses and other assets in the consolidated balance sheet, and within Income and other taxes paid in the consolidated statement of cash flows for the twelve months ended December 31, 2021.
On May 3, 2021, the Company announced that the Government of Mongolia filed its statement of defence together with a counterclaim (“GOM Defence and Counterclaim”) in relation to the international tax arbitration proceeding brought by Oyu Tolgoi against the Government of Mongolia on February 20, 2020, as amended. Turquoise Hill was not a party to that arbitration, but the GOM Defence and Counterclaim requested that the arbitral tribunal add both Turquoise Hill and a member of the Rio Tinto Group as parties to the tax arbitration. The principal thrust of the GOM Defence and Counterclaim is to seek the rejection of Oyu Tolgoi’s tax claims in their entirety. As part of the counterclaim, the Government of Mongolia makes assertions surrounding previously reported allegations of historical improper payments made to Government of Mongolia officials and seeks unquantified damages. Also, in the event Oyu Tolgoi’s tax claims are not dismissed in their entirety, the Government of Mongolia is seeking in the counterclaim an alternative declaration that the 2009 Investment Agreement is void.
Turquoise Hill denied the allegations relating to the Company in the GOM Defence and Counterclaim and filed submissions to the arbitral tribunal to oppose the Government of Mongolia’s request that it be added to the tax arbitration. As announced by the Company on January 17, 2022, the arbitral tribunal issued a ruling deciding that Turquoise Hill not be added as a party to the arbitration.

On December 30, 2021, the Parliament of Mongolia passed a resolution (“Resolution 103”) authorizing certain measures to be completed by the Government of Mongolia in order for Resolution 92 to be considered formally implemented. As announced by the Company on January 24, 2022, the Company remains committed to continue the work with the Government of Mongolia and Rio Tinto to finalize the remaining outstanding matters of Resolution 103, including resolution of the outstanding tax arbitration. On February 11, 2022, at the request of the parties to the tax arbitration, the arbitral tribunal issued an order suspending the tax arbitration for six months or until 21 days from when the tribunal receives notice from Oyu Tolgoi LLC or the Government of Mongolia to terminate the suspension (refer to Note 26 – Subsequent events).
Management remains of the opinion that the tax positions adopted by Oyu Tolgoi in its tax filings were correct and that Oyu Tolgoi has paid all taxes and charges as required under the Investment Agreement, ARSHA, the UDP and Mongolian law. In the opinion of the Company, at December 31, 2021, a provision is not required for the amounts disputed by the Company under arbitration proceedings relating to the years 2013 through 2015. In addition, a provision is not required for the amounts disputed under the arbitration proceedings relating to the years 2016 through 2018, any reduction in available carried forward losses or any additional amounts related to 2019 through December 31, 2021. The final amount of taxes to be paid depends on a number of factors, including the outcome of discussions with the Government of Mongolia and the outcome of the international arbitration proceedings. Changes in management’s assessment of the outcome of this matter could result in material adjustments to the Company’s statements of income and financial position.

(c)	Power Source Framework Agreement
Oyu Tolgoi is obliged under the 2009 Oyu Tolgoi Investment Agreement to secure a long-term domestic source of power for the Oyu Tolgoi mine. The Power Source Framework Agreement (PSFA) entered into between Oyu Tolgoi and the Government of Mongolia on December 31, 2018 provides a binding framework and pathway for long-term power supply to the Oyu Tolgoi mine. The PSFA originally contemplated the construction of a power plant at Tavan Tolgoi (TTPP), which would be majority-owned by Oyu Tolgoi and situated close to the Tavan Tolgoi coal mining district located approximately 150 kilometres from the Oyu Tolgoi mine. In April 2020, the Government of Mongolia advised that it was unwilling to support Oyu Tolgoi’s proposal to develop TTPP and announced its intention to fund and construct a State-owned Power Plant (SOPP) at Tavan Tolgoi.

On June 26, 2020, Oyu Tolgoi and the Government of Mongolia amended the PSFA (PSFA Amendment) to reflect their agreement to jointly prioritise and progress SOPP, in accordance with and subject to agreed milestones, as the domestic source of power for the Oyu Tolgoi mine. The PSFA Amendment provides that if certain agreed milestones are not met in a timely manner (subject to extension for Delay Events as defined) then Oyu Tolgoi will be entitled to select from, and implement, the alternative power solutions specified in the PSFA (as amended), comprising an Oyu
Tolgoi-led
coal fired power plant, supply from the Mongolian national grid and a primary renewables solution, and the Government of Mongolia would be obliged to support such decision.
In relation to the PSFA Amendment that was executed in
June 2020
, the first
three
PSFA Amendment milestones (execution of the extension of the IMPIC supply arrangements, execution of the SOPP PPA and start of SOPP construction) were not met by the original dates of March
1
,
2021
, March
31
,
2021
and July
1
,
2021
respectively.
Oyu Tolgoi continued to engage with the Ministry of Energy at a sub-working
group level to discuss the long-term power solution for Oyu Tolgoi. On January 26, 2022, OT LLC entered into an Electricity Supply Agreement (ESA) with, amongst others, the Southern Region Electricity Distribution Network (SOJSC) to provide Oyu Tolgoi with power from the Mongolian grid once certain technical conditions are satisfied. (refer to Note 26 – Subsequent events)
While the Mongolian grid prepares to connect the Oyu Tolgoi mine, OT LLC expects to continue to import its power from Inner Mongolia, China.
As at December
 31, 2021, the Company had no capital commitments related to the
PSFA Amendment.

(d)	Class Action Complaints
In October 2020, a class action complaint was filed in the U.S. District Court, Southern District of New York against the Company, certain of its current and former officers as well as Rio Tinto and certain of its officers. The complaint alleges that the defendants made material misstatements and material omissions with respect to, among other things, the schedule, cost and progress to completion of the development of Oyu Tolgoi in violation of Section 10(b) of the U.S. Securities Exchange Act of 1934, as amended (the Exchange Act) and Rule
10b-5
thereunder. Under the schedule established by the court, a first amended complaint was filed on March 16, 2021, and a second amended complaint was filed on September 16, 2021. Defendants moved to dismiss the operative amended complaint on October 19, 2021, under Rule 12(b)(6) of the Federal Rules of Civil Procedure and the Private Securities Litigation Reform Act of 1995, for failure to state a claim. As of December 17, 2021, the motion was fully briefed and pending before the Court. The Company believes that the complaint against it is without merit.

In January 2021, a proposed class action was initiated in the Superior Court in the District of Montreal against the Company and certain of its current and former officers. An amended complaint was filed on July 27, 2021 which did not substantially alter the claim. The claim alleges that the Company and its current and former officers named therein as defendants made material misstatements and material omissions with respect to, among other things, the schedule, cost and progress to completion of Oyu Tolgoi, in violation of, among other things, sections 225.8, 225.9 and 225.11 of the Securities Act (Quebec). On January 7, 2022 the plaintiff re-amended
its claim to include allegations relating to developments arising since the previous amended complaint was filed. The Company and the other defendants expect to produce their evidence to contest certification of the class action in 2022. No hearing has been scheduled yet. The Company believes that the complaint against it is without merit and is preparing to defend the application for leave and certification of the proceeding.
Due to the size, complexity and nature of Turquoise Hill’s operations, various legal and tax matters arise in the ordinary course of business. Turquoise Hill recognizes a liability with respect to such matters when an outflow of economic resources is assessed as probable and the amount can be reliably estimated. In the opinion of management, these matters will not have a material effect on the consolidated financial statements of the Company.